Share-based Compensation (Share Option Activities) (Details) - Share Options [Member]	12 Months Ended
	Jun. 30, 2015 years $ / shares shares	Jun. 30, 2014 years $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Beginning Balance	10,568,174	17,793,336
Number of Options, Exercised	(6,427,446)
Number of Options, Expired	(232,488)
Number of Options, Forfeited	(565,228)
Number of Options, Ending Balance	10,568,174	17,793,336
Number of options, Vested and exercisable, Ending Balance	6,744,800
Weighted Average Exercise Price, Beginning balance | $ / shares	$ 2.72
Weighted Average Exercise Price, Exercised | $ / shares	1.94
Weighted Average Exercise Price, Expired | $ / shares	1.72
Weighted Average Exercise Price, Forfeited | $ / shares	4.22
Weighted Average Exercise Price, Ending balance | $ / shares	3.13	$ 2.72
Weighted Average Exercise Price, Vested and exercisable, Ending Balance | $ / shares	$ 2.28
Weighted Average Remaining Contractual Life (years), Beginning balance | years	2.56
Weighted Average Remaining Contractual Life (years), Ending balance | years	2.26	2.56
Weighted Average Remaining Contractual Life (years), Vested and exercisable, Ending balance | years	1.20